Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Principal Balance Outstanding		$ 35,446
Unamortized Debt Discount		(1,060)
Debt Balance		34,386
Capital Lease, Principle Balance		992
Capital Lease, Debt Balance		992
Less: currrent portion, net of current portion of debt discount		(7,234)
Total long-term		27,152
Princpal Balance Outstanding (Convertible Note)		31,713
Unamortized Debt Discount (Convertible Note)		(1,082)
Debt Balance (Convertible Note)		66,077
Total		67,159
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Principal Balance Outstanding	$ 32,386	35,446
Unamortized Debt Discount	(828)	(1,060)
Debt Balance	31,558
Capital Lease, Principle Balance	664	992
Capital Lease, Debt Balance	664	992
Less: currrent portion, net of current portion of debt discount	(11,402)	(7,234)
Total long-term	$ 20,156	27,152
Princpal Balance Outstanding (Convertible Note)		31,713
Unamortized Debt Discount (Convertible Note)		(22)
Debt Balance (Convertible Note)		31,691
Total		$ 67,159
Silicon Valley Bank Term Loan [Member]
Debt Instrument [Line Items]
Issuance Date(s)		September 2021
Maturity Date(s)		September 2024
Stated Interest Rate		3.50%
Principal Balance Outstanding		$ 10,000
Unamortized Debt Discount		(225)
Debt Balance		$ 9,775
Silicon Valley Bank Term Loan [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	September 2021	September 2021
Maturity Date(s)	September 2024	September 2024
Stated Interest Rate	5.00%	3.50%
Principal Balance Outstanding	$ 9,000	$ 10,000
Unamortized Debt Discount	(158)	(225)
Debt Balance	$ 8,842	$ 9,775
Horizon Term Loan [Member]
Debt Instrument [Line Items]
Issuance Date(s)		December 2021
Maturity Date(s)		May 2025
Stated Interest Rate		9.00%
Principal Balance Outstanding		$ 15,000
Unamortized Debt Discount		(582)
Debt Balance		$ 14,418
Horizon Term Loan [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	December 2021	December 2021
Maturity Date(s)	May 2025	May 2025
Stated Interest Rate	10.50%	9.00%
Principal Balance Outstanding	$ 15,000	$ 15,000
Unamortized Debt Discount	(472)	(582)
Debt Balance	$ 14,528	$ 14,418
Convertible Note PIPE Investors [Member]
Debt Instrument [Line Items]
Issuance Date(s)		December 2021
Maturity Date(s)		December 2022
Stated Interest Rate		0.33%
Princpal Balance Outstanding (Convertible Note)		$ 13,500
Unamortized Debt Discount (Convertible Note)		0
Debt Balance (Convertible Note)		$ 13,500
Convertible Note PIPE Investors [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)		December 2021
Maturity Date(s)		December 2022
Stated Interest Rate		0.33%
Princpal Balance Outstanding (Convertible Note)		$ 13,500
Debt Balance (Convertible Note)		$ 13,500
Convertible Note [Member]
Debt Instrument [Line Items]
Issuance Date(s)		April & May 2020
Maturity Date(s)		April & May 2022
Stated Interest Rate		5.00%
Princpal Balance Outstanding (Convertible Note)		$ 18,213
Unamortized Debt Discount (Convertible Note)		(22)
Debt Balance (Convertible Note)		$ 18,191
Convertible Note [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)		April & May 2020
Maturity Date(s)		April & May 2020
Stated Interest Rate		5.00%
Princpal Balance Outstanding (Convertible Note)		$ 18,213
Unamortized Debt Discount (Convertible Note)		(22)
Debt Balance (Convertible Note)		18,191
Total Debt | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Debt Balance		$ 34,386
Trinity Equipment Financing [Member]
Debt Instrument [Line Items]
Issuance Date(s)		March 2021 - August 2021
Maturity Date(s)		March 2024 - August 2024
Principal Balance Outstanding		$ 9,454
Unamortized Debt Discount		(252)
Debt Balance		$ 9,202
Trinity Equipment Financing [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	March 2021 - August 2021	March 2021 - August 2021
Maturity Date(s)	March 2024 - August 2024	March 2024 - August 2024
Principal Balance Outstanding	$ 7,722	$ 9,454
Unamortized Debt Discount	(198)	(252)
Debt Balance	$ 7,524	$ 9,202
Trinity Equipment Financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated Interest Rate		9.73%
Trinity Equipment Financing [Member] | Maximum [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Stated Interest Rate	9.73%	9.73%
Trinity Equipment Financing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated Interest Rate		9.48%
Trinity Equipment Financing [Member] | Minimum [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Stated Interest Rate	9.48%	9.48%